Lease - Summary of Future Minimum Rental Payments For Operating Leases (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Leases, Operating [Abstract]
1 year (Including 1 year)	$ 3,434,080	¥ 23,907,380	¥ 29,504,842
1 year to 2 years (Including 2 years)	2,706,906	18,844,937	18,334,607
2 years to 3 years (Including 3 years)	630,408	4,388,769	13,269,047
Over 3 years			4,327,678
Total	6,771,394	47,141,086	¥ 65,436,174
Less: imputed interest	506,774	3,528,058
Present value of lease liabilities	$ 6,264,620	¥ 43,613,028